Share-Based Compensation Expense - Summary of restricted stock awards activity (Detail) - XL Hybrids, Inc [Member] - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested, at beginning of period	0
Granted	589,460
Vested	0
Cancelled or forfeited	0
Non-vested, at end of period	589,460
Weighted-average grant-date fair value per share, Granted | $ / shares	$ 0.18